Cohen and Steers Natural Resources Active ETF Investment Strategy - Cohen and Steers Natural Resources Active ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an exchange-traded fund (“ETF”) that pursues its objective by investing in securities of natural resource companies (as described in greater detail below).The Fund is actively managed by the Advisor, which combines top-down and bottom-up analysis in evaluating particular investments. The Advisor’s portfolio construction process takes into account risk-parity at the sector-level, meaning that the Advisor generally seeks to provide the Fund with similar risk contributions, across the major three natural resource sectors: (i) metals and mining, which includes precious and non-precious metals and minerals; (ii) energy, which includes traditional and renewable sources; and (iii) agriculture, which includes chemicals, timber, farming and related machinery. The Fund will not seek to achieve specific environmental, social and governance (“ESG”) outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy. However, the Advisor may incorporate consideration of relevant ESG factors into its investment decision-making. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of natural resource companies, which the Advisor defines as companies which are engaged in the business of holding natural resource assets or earning revenues which are derived from natural resources, or which otherwise form part of the value chain of natural resource industries, which includes the exploration, mining, extraction, production, processing, storage or transportation of natural resources or otherwise developing or providing goods and services that are related to natural resources, such as manufactures of equipment used for the foregoing.The Advisor considers natural resources to include precious metals (e.g., gold, platinum, palladium or silver), non-precious metals (e.g., copper, zinc or iron ore), minerals, traditional energy sources (e.g., oil, natural gas or coal), renewable energy sources (e.g., wind, solar, biomass, geothermal or hydroelectric), timber and forestry products, food and agricultural products (e.g., fertilizer), farm machinery and chemicals.The Fund will concentrate its investments (i.e., hold at least 25% of its net assets) in securities of natural resource companies. The Fund may invest in securities of natural resource companies of any market capitalization. The Fund will invest primarily in common stock and other equity securities, but may also invest in debt securities, preferred securities and other securities or financial instruments. The Fund’s investments in equity securities may include common stocks, American depositary receipts (“ADRs”), European depositary receipts (“EDRs”), global depositary receipts (“GDRs”), foreign stocks which may be denominated in foreign currencies and traded outside of the U.S., private investments in public equity (“PIPEs”), private placements and master limited partnerships (“MLPs”). The Fund may also invest in commodities and commodity derivatives, whether directly or indirectly through investments in other ETFs or other funds registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund may participate in the initial public offering (“IPO”) market of securities. The Fund may invest in the securities of U.S. and non-U.S. companies, including companies located in emerging markets.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold at least 25% of its net assets) in securities of natural resource companies.